UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2010

1.799856.106

VIPEI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	126,000	$ 1,682,100
Johnson Controls, Inc.	1,703,583	56,201,203
Michelin CGDE Series B	157,229	11,586,864
The Goodyear Tire & Rubber Co. (a)	2,295,700	29,017,648
		98,487,815
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	166,905	7,705,491
Daimler AG	304,125	14,296,916
Fiat SpA	954,377	12,426,702
Harley-Davidson, Inc. (c)	1,370,450	38,468,532
Thor Industries, Inc.	151,600	4,579,836
Winnebago Industries, Inc. (a)	144,011	2,104,001
		79,581,478
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	37,000	1,170,680
H&R Block, Inc.	1,808,186	32,185,711
		33,356,391
Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp. unit	112,000	40,584,320
Sands China Ltd.	4,370,400	6,946,033
Starbucks Corp.	686,700	16,666,209
		64,196,562
Household Durables - 2.4%
KB Home	295,900	4,956,325
Lennar Corp. Class A	603,166	10,380,487
Newell Rubbermaid, Inc.	1,898,820	28,862,064
Pulte Group, Inc. (a)	1,665,768	18,739,890
Stanley Black & Decker, Inc.	695,153	39,908,734
Toll Brothers, Inc. (a)	52,787	1,097,970
Whirlpool Corp.	468,334	40,862,142
		144,807,612
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	1,026,465	15,715,179
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,013,757	16,189,699
Media - 2.9%
Belo Corp. Series A	952,224	6,494,168
CC Media Holdings, Inc. Class A (a)	693,958	3,053,415
Comcast Corp. Class A	2,139,236	40,260,422
Informa PLC	1,922,891	11,303,971
Interpublic Group of Companies, Inc. (a)	1,023,300	8,513,856
The Walt Disney Co.	1,304,000	45,522,640
Time Warner, Inc.	1,434,483	44,856,283
Virgin Media, Inc.	374,125	6,457,398
Vivendi	270,073	7,228,266
		173,690,419
Multiline Retail - 1.9%
Kohl's Corp. (a)	639,224	35,016,691

	Shares	Value
Macy's, Inc.	1,473,600	$ 32,080,272
Target Corp.	912,400	47,992,240
Tuesday Morning Corp. (a)	508,423	3,350,508
		118,439,711
Specialty Retail - 2.5%
Home Depot, Inc.	2,151,900	69,613,965
Lowe's Companies, Inc.	1,031,878	25,012,723
OfficeMax, Inc. (a)	429,700	7,055,674
RadioShack Corp.	644,700	14,589,561
Staples, Inc.	1,592,745	37,254,306
		153,526,229
TOTAL CONSUMER DISCRETIONARY		897,991,095
CONSUMER STAPLES - 4.6%
Beverages - 1.0%
Carlsberg AS Series B	255,771	21,468,753
The Coca-Cola Co.	692,465	38,085,575
		59,554,328
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	601,005	21,972,743
Kroger Co.	1,080,300	23,399,298
Walgreen Co.	363,149	13,469,196
Winn-Dixie Stores, Inc. (a)	587,020	7,331,880
		66,173,117
Food Products - 0.9%
Bunge Ltd.	224,700	13,848,261
Marine Harvest ASA (a)	13,394,000	11,900,669
Nestle SA	654,220	33,508,375
		59,257,305
Household Products - 0.6%
Procter & Gamble Co.	593,342	37,540,748
Personal Products - 0.2%
Avon Products, Inc.	252,108	8,538,898
Herbalife Ltd.	56,200	2,591,944
		11,130,842
Tobacco - 0.8%
Philip Morris International, Inc.	924,505	48,222,181
TOTAL CONSUMER STAPLES		281,878,521
ENERGY - 14.6%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	431,500	20,211,460
BJ Services Co.	654,124	13,998,254
Halliburton Co.	730,995	22,024,879
Nabors Industries Ltd. (a)	919,713	18,053,966
Noble Corp.	921,568	38,539,974
Pride International, Inc. (a)	410,300	12,354,133
Schlumberger Ltd.	561,657	35,642,753
		160,825,419
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	594,460	$ 43,294,522
Apache Corp.	244,380	24,804,570
Chevron Corp.	1,842,829	139,741,723
Cloud Peak Energy, Inc.	186,600	3,105,024
ConocoPhillips	1,455,010	74,452,862
CONSOL Energy, Inc.	574,690	24,516,275
Devon Energy Corp.	212,200	13,672,046
EOG Resources, Inc.	404,600	37,603,524
Exxon Mobil Corp.	2,250,680	150,750,546
Marathon Oil Corp.	705,400	22,318,856
Occidental Petroleum Corp.	633,709	53,573,759
Reliance Industries Ltd.	484,316	11,605,542
Royal Dutch Shell PLC:
Class A sponsored ADR	1,609,800	93,143,028
Class B ADR	232,200	12,847,626
Southwestern Energy Co. (a)	524,500	21,357,640
		726,787,543
TOTAL ENERGY		887,612,962
FINANCIALS - 27.7%
Capital Markets - 5.1%
Bank of New York Mellon Corp.	1,570,599	48,500,097
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	24,556	1,018,994
Credit Suisse Group sponsored ADR	323,400	16,616,292
Goldman Sachs Group, Inc.	444,194	75,792,822
Morgan Stanley	2,836,077	83,068,695
Nomura Holdings, Inc.	711,900	5,223,392
State Street Corp.	917,780	41,428,589
T. Rowe Price Group, Inc.	202,623	11,130,081
UBS AG (a)	640,888	10,426,894
UBS AG (NY Shares) (a)	1,077,800	17,546,584
		310,752,440
Commercial Banks - 8.8%
Associated Banc-Corp.	1,791,266	24,719,471
BB&T Corp.	256,000	8,291,840
Comerica, Inc.	668,800	25,441,152
Huntington Bancshares, Inc.	1,630,500	8,755,785
KeyCorp	3,021,200	23,414,300
Marshall & Ilsley Corp.	844,500	6,798,225
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,790,825	19,826,015
PNC Financial Services Group, Inc.	2,247,730	134,189,481
Standard Chartered PLC (United Kingdom)	485,368	13,242,467
Sumitomo Mitsui Financial Group, Inc.	117,100	3,879,289
SunTrust Banks, Inc.	237,163	6,353,597
U.S. Bancorp, Delaware	1,549,338	40,096,867
Wells Fargo & Co.	7,220,969	224,716,555
		539,725,044

	Shares	Value
Consumer Finance - 1.8%
American Express Co.	668,554	$ 27,584,538
Capital One Financial Corp.	700,050	28,989,071
Discover Financial Services	2,519,369	37,538,598
Promise Co. Ltd. (a)	332,700	3,093,068
SLM Corp. (a)	904,032	11,318,481
		108,523,756
Diversified Financial Services - 8.4%
Bank of America Corp.	11,967,879	213,626,640
Citigroup, Inc. (a)	9,820,804	39,774,256
CME Group, Inc.	16,146	5,103,912
JPMorgan Chase & Co.	5,038,812	225,486,834
Moody's Corp. (c)	894,565	26,613,309
		510,604,951
Insurance - 1.9%
ACE Ltd.	449,770	23,522,971
Allstate Corp.	208,800	6,746,328
Berkshire Hathaway, Inc. Class B (a)	118,700	9,646,749
Hartford Financial Services Group, Inc.	583,700	16,588,754
Montpelier Re Holdings Ltd.	1,263,000	21,231,030
Primerica, Inc.	14,200	213,000
The First American Corp.	289,320	9,790,589
The Travelers Companies, Inc.	419,156	22,609,275
Unum Group	296,141	7,335,413
		117,684,109
Real Estate Investment Trusts - 0.9%
Developers Diversified Realty Corp.	1,270,415	15,460,951
HCP, Inc.	919,589	30,346,437
Segro PLC	1,278,288	6,201,037
Simon Property Group, Inc.	18,486	1,550,975
		53,559,400
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	2,921,000	2,484,891
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	33,396,600
Indiabulls Real Estate Ltd. (a)	2,750,085	9,358,141
Unite Group PLC (a)	683,979	2,679,536
		47,919,168
TOTAL FINANCIALS		1,688,768,868
HEALTH CARE - 6.6%
Biotechnology - 0.9%
Amgen, Inc. (a)	536,322	32,050,603
Biogen Idec, Inc. (a)	236,400	13,559,904
Cephalon, Inc. (a)	91,400	6,195,092
		51,805,599
Health Care Equipment & Supplies - 0.5%
C. R. Bard, Inc.	145,400	12,594,548
CareFusion Corp. (a)	766,500	20,258,595
		32,853,143
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	796,900	$ 26,034,723
Pharmaceuticals - 4.8%
Johnson & Johnson	582,787	37,997,712
Merck & Co., Inc.	2,632,772	98,334,034
Pfizer, Inc.	7,764,515	133,161,432
Sanofi-Aventis	317,014	23,659,101
		293,152,279
TOTAL HEALTH CARE		403,845,744
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	1,179,825	53,410,678
Lockheed Martin Corp.	87,800	7,306,716
Orbital Sciences Corp. (a)	252,353	4,797,231
Raytheon Co.	153,300	8,756,496
Spirit AeroSystems Holdings, Inc. Class A (a)	750,082	17,536,917
The Boeing Co.	477,784	34,691,896
United Technologies Corp.	733,640	54,003,240
		180,503,174
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	67,514	2,451,433
Masco Corp.	1,363,900	21,167,728
		23,619,161
Construction & Engineering - 0.3%
Fluor Corp.	243,700	11,334,487
KBR, Inc.	299,649	6,640,222
		17,974,709
Electrical Equipment - 0.2%
Schneider Electric SA	84,278	9,885,370
Industrial Conglomerates - 3.1%
General Electric Co.	3,988,777	72,595,741
Rheinmetall AG	336,533	24,105,058
Siemens AG sponsored ADR	488,600	48,845,342
Textron, Inc.	958,800	20,355,324
Tyco International Ltd.	591,636	22,630,077
		188,531,542
Machinery - 2.2%
Briggs & Stratton Corp.	1,046,088	20,398,716
Caterpillar, Inc.	101,800	6,398,130
Cummins, Inc.	399,000	24,718,050
Eaton Corp.	372,200	28,201,594
Ingersoll-Rand Co. Ltd.	673,888	23,498,475
Kennametal, Inc.	549,591	15,454,499
Navistar International Corp. (a)	112,370	5,026,310
Vallourec SA	59,100	11,918,077
		135,613,851

	Shares	Value
Road & Rail - 0.6%
CSX Corp.	390,100	$ 19,856,090
Union Pacific Corp.	258,300	18,933,390
		38,789,480
TOTAL INDUSTRIALS		594,917,287
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,101,503	28,672,123
Motorola, Inc. (a)	1,998,212	14,027,448
		42,699,571
Computers & Peripherals - 1.1%
Hewlett-Packard Co.	1,031,645	54,831,932
International Business Machines Corp.	112,900	14,479,425
		69,311,357
Electronic Equipment & Components - 1.8%
Agilent Technologies, Inc. (a)	738,881	25,410,118
Arrow Electronics, Inc. (a)	804,500	24,239,585
Avnet, Inc. (a)	985,954	29,578,620
Tyco Electronics Ltd.	1,128,336	31,006,673
		110,234,996
IT Services - 0.3%
Hewitt Associates, Inc. Class A (a)	330,279	13,138,499
MoneyGram International, Inc. (a)	721,800	2,750,058
		15,888,557
Office Electronics - 0.2%
Xerox Corp.	1,157,235	11,283,041
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	1,980,900	26,702,532
Intel Corp.	3,216,800	71,605,968
Micron Technology, Inc. (a)	1,507,800	15,666,042
National Semiconductor Corp.	1,615,547	23,344,654
Novellus Systems, Inc. (a)	708,039	17,700,975
Samsung Electronics Co. Ltd.	10,974	7,933,833
Teradyne, Inc. (a)	1,659,200	18,533,264
Varian Semiconductor Equipment Associates, Inc. (a)	354,900	11,754,288
		193,241,556
Software - 0.2%
Microsoft Corp.	518,560	15,178,251
TOTAL INFORMATION TECHNOLOGY		457,837,329
MATERIALS - 2.3%
Chemicals - 1.4%
Celanese Corp. Class A	549,312	17,495,587
Clariant AG (Reg.) (a)	1,119,725	14,242,163
Dow Chemical Co.	432,700	12,794,939
E.I. du Pont de Nemours & Co.	816,200	30,395,288
Monsanto Co.	163,700	11,691,454
		86,619,431
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Alcoa, Inc.	1,186,571	$ 16,896,771
Commercial Metals Co.	329,171	4,957,315
Nucor Corp.	413,900	18,782,782
		40,636,868
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	289,084	13,086,833
TOTAL MATERIALS		140,343,132
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	5,521,769	142,682,511
Qwest Communications International, Inc.	7,663,200	40,001,904
Verizon Communications, Inc.	3,517,302	109,106,708
		291,791,123
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	7,060,778	26,830,956
TOTAL TELECOMMUNICATION SERVICES		318,622,079
UTILITIES - 3.2%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	1,318,709	30,330,307
American Electric Power Co., Inc.	1,370,079	46,829,300
Entergy Corp.	359,159	29,217,585
FirstEnergy Corp.	980,200	38,316,018
		144,693,210
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	2,329,758	25,627,338
Constellation Energy Group, Inc.	388,406	13,636,935
		39,264,273
Multi-Utilities - 0.1%
CMS Energy Corp.	507,324	7,843,229
TOTAL UTILITIES		191,800,712
TOTAL COMMON STOCKS (Cost $5,497,243,354)		5,863,617,729
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.6%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	9,000	8,748,000
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	87,000	10,603,560

	Shares	Value
Insurance - 0.3%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	104,300	$ 2,754,563
XL Capital Ltd. 10.75%	494,600	14,249,426
		17,003,989
TOTAL FINANCIALS		36,355,549
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	26,979,238
TOTAL CONVERTIBLE PREFERRED STOCKS		63,334,787
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	558,196	5,865,773
TOTAL PREFERRED STOCKS (Cost $64,509,218)		69,200,560
Corporate Bonds - 2.3%
	Principal Amount
Convertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16	$ 10,390,000	15,542,401
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (d)	2,030,000	2,218,993
Media - 0.8%
Liberty Global, Inc. 4.5% 11/15/16 (d)	3,400,000	4,373,420
Liberty Media Corp.:
3.5% 1/15/31	255,482	168,735
4% 11/15/29	4,750,000	2,576,875
3.5% 1/15/31 (d)	9,342,795	6,170,505
News America, Inc. liquid yield option note:
0% 2/28/21 (d)	22,670,000	15,156,255
0% 2/28/21	3,490,000	2,333,274
Virgin Media, Inc. 6.5% 11/15/16 (d)	12,614,000	15,457,196
		46,236,260
TOTAL CONSUMER DISCRETIONARY		63,997,654
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	10,438,000	10,698,950
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.3%
Airlines - 0.3%
AMR Corp. 6.25% 10/15/14	$ 1,930,000	$ 2,232,817
UAL Corp.:
4.5% 6/30/21 (d)	8,490,000	8,386,847
4.5% 6/30/21	280,000	276,598
6% 10/15/29	2,430,000	5,841,963
		16,738,225
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	1,920,000	3,343,296
TOTAL INDUSTRIALS		20,081,521
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (d)	13,250,000	12,786,250
6% 5/1/15	5,870,000	5,664,550
Micron Technology, Inc. 1.875% 6/1/14	5,570,000	5,315,869
		23,766,669
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 4% 5/15/14	4,470,000	9,392,588
TOTAL CONVERTIBLE BONDS		127,937,382
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	9,900,813
TOTAL CORPORATE BONDS (Cost $121,163,017)		137,838,195
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (e)	2,607,223	$ 2,607,223
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	18,484,929	18,484,929
TOTAL MONEY MARKET FUNDS (Cost $21,092,152)		21,092,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,704,007,741)	6,091,748,636
NET OTHER ASSETS - 0.0%	(2,829,733)
NET ASSETS - 100%	$ 6,088,918,903
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,248,416 or 1.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,737
Fidelity Securities Lending Cash Central Fund	172,007
Total	$ 178,744
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 897,991,095	$ 843,109,859	$ 54,881,236	$ -
Consumer Staples	281,878,521	281,878,521	-	-
Energy	887,612,962	887,612,962	-	-
Financials	1,730,990,190	1,696,651,984	34,338,206	-
Health Care	403,845,744	380,186,643	23,659,101	-
Industrials	594,917,287	594,917,287	-	-
Information Technology	457,837,329	457,837,329	-	-
Materials	167,322,370	140,343,132	26,979,238	-
Telecommunication Services	318,622,079	318,622,079	-	-
Utilities	191,800,712	191,800,712	-	-
Corporate Bonds	137,838,195	-	137,838,195	-
Money Market Funds	21,092,152	21,092,152	-	-
Total Investments in Securities:	$ 6,091,748,636	$ 5,814,052,660	$ 277,695,976	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $5,736,930,364. Net unrealized appreciation aggregated $354,818,272, of which $1,312,894,674 related to appreciated investment securities and $958,076,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Portfolio

March 31, 2010

1.799861.106

VIPGRWT-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.2%
Gentex Corp.	405,800	$ 7,880,636
Automobiles - 2.2%
Harley-Davidson, Inc. (c)	3,012,091	84,549,394
Diversified Consumer Services - 1.5%
Navitas Ltd.	2,440,338	11,420,196
Strayer Education, Inc. (c)	180,720	44,008,934
Universal Technical Institute, Inc. (a)	9,900	225,918
		55,655,048
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	13,893	1,565,324
Denny's Corp. (a)	1,434,875	5,509,920
Home Inns & Hotels Management, Inc. sponsored ADR (a)	122,172	3,999,911
Marriott International, Inc. Class A	213,213	6,720,474
Starbucks Corp.	1,039,173	25,220,729
Starwood Hotels & Resorts Worldwide, Inc.	349,100	16,282,024
The Cheesecake Factory, Inc. (a)	143,225	3,875,669
Universal Travel Group (a)	499,586	4,950,897
WMS Industries, Inc. (a)	25,900	1,086,246
		69,211,194
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	337,899	18,374,948
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	210,482	28,568,722
Expedia, Inc.	955,805	23,856,893
Priceline.com, Inc. (a)	108,612	27,696,060
		80,121,675
Media - 0.5%
McGraw-Hill Companies, Inc.	517,210	18,438,537
Multiline Retail - 0.9%
Dollarama, Inc.	345,400	7,465,810
Target Corp.	463,624	24,386,622
		31,852,432
Specialty Retail - 2.6%
Lowe's Companies, Inc.	776,991	18,834,262
Ross Stores, Inc.	421,335	22,528,782
Sherwin-Williams Co.	140,298	9,495,369
TJX Companies, Inc.	664,406	28,250,543
Urban Outfitters, Inc. (a)	513,298	19,520,723
		98,629,679
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	498,100	19,684,912
Lululemon Athletica, Inc. (a)	629,600	26,128,400
Polo Ralph Lauren Corp. Class A	102,400	8,708,096
		54,521,408
TOTAL CONSUMER DISCRETIONARY		519,234,951

	Shares	Value
CONSUMER STAPLES - 8.4%
Beverages - 0.8%
The Coca-Cola Co.	580,541	$ 31,929,755
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	69,600	4,155,816
Walgreen Co.	643,899	23,882,214
Whole Foods Market, Inc. (a)	530,400	19,173,960
		47,211,990
Food Products - 1.0%
Bunge Ltd.	279,700	17,237,911
Diamond Foods, Inc.	386,249	16,237,908
Mead Johnson Nutrition Co. Class A	114,169	5,940,213
		39,416,032
Household Products - 3.0%
Colgate-Palmolive Co.	501,359	42,745,868
Procter & Gamble Co.	1,094,398	69,242,561
		111,988,429
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	396,901	25,746,968
Herbalife Ltd.	172,307	7,946,799
NBTY, Inc. (a)	442,906	21,250,630
		54,944,397
Tobacco - 0.8%
Philip Morris International, Inc.	586,200	30,576,192
TOTAL CONSUMER STAPLES		316,066,795
ENERGY - 2.4%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	474,933	30,139,248
Oil, Gas & Consumable Fuels - 1.6%
Denbury Resources, Inc. (a)	1,692,901	28,559,240
Peabody Energy Corp.	104,849	4,791,599
Range Resources Corp.	204,323	9,576,619
Southwestern Energy Co. (a)	472,574	19,243,213
		62,170,671
TOTAL ENERGY		92,309,919
FINANCIALS - 8.6%
Capital Markets - 1.7%
BlackRock, Inc. Class A	82,609	17,988,936
BlueBay Asset Management	663,373	3,627,863
Charles Schwab Corp.	1,229,948	22,987,728
JMP Group, Inc.	127,100	1,080,350
Morgan Stanley	587,200	17,199,088
T. Rowe Price Group, Inc.	31,300	1,719,309
		64,603,274
Commercial Banks - 2.5%
M&T Bank Corp. (c)	147,683	11,723,077
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	485,857	$ 29,005,663
Wells Fargo & Co.	1,774,935	55,235,977
		95,964,717
Consumer Finance - 1.3%
American Express Co.	1,159,800	47,853,348
Diversified Financial Services - 3.0%
CME Group, Inc.	90,636	28,650,946
Gimv NV	34,600	1,867,032
JPMorgan Chase & Co.	1,791,735	80,180,141
MSCI, Inc. Class A (a)	55,700	2,010,770
		112,708,889
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	210,697	3,339,547
TOTAL FINANCIALS		324,469,775
HEALTH CARE - 14.2%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	176,642	9,604,026
Celgene Corp. (a)	157,335	9,748,477
Clinical Data, Inc. (a)(c)	468,650	9,091,810
Dendreon Corp. (a)	208,100	7,589,407
Gilead Sciences, Inc. (a)	251,000	11,415,480
Human Genome Sciences, Inc. (a)	396,700	11,980,340
Incyte Corp. (a)(c)	734,200	10,249,432
United Therapeutics Corp. (a)	806,660	44,632,498
		114,311,470
Health Care Equipment & Supplies - 2.5%
AGA Medical Holdings, Inc.	352,300	5,724,875
C. R. Bard, Inc.	36,000	3,118,320
Conceptus, Inc. (a)	489,266	9,765,749
Covidien PLC	467,196	23,490,615
DENTSPLY International, Inc.	271,114	9,448,323
Edwards Lifesciences Corp. (a)	97,961	9,686,384
HeartWare International, Inc. CDI unit (a)	3,799,099	4,845,614
NuVasive, Inc. (a)(c)	522,251	23,605,745
Sonova Holding AG Class B	41,358	5,138,858
		94,824,483
Health Care Providers & Services - 4.9%
Emergency Medical Services Corp. Class A (a)	208,400	11,785,020
Express Scripts, Inc. (a)	569,005	57,901,949
Henry Schein, Inc. (a)	219,219	12,911,999
Medco Health Solutions, Inc. (a)	1,224,306	79,041,195
VCA Antech, Inc. (a)	768,188	21,532,310
		183,172,473
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)(c)	692,449	26,936,266

	Shares	Value
Life Technologies Corp. (a)	365,490	$ 19,104,162
QIAGEN NV (a)	605,130	13,911,939
		59,952,367
Pharmaceuticals - 2.2%
Allergan, Inc.	60,600	3,958,392
Novo Nordisk AS Series B	512,963	39,808,442
Teva Pharmaceutical Industries Ltd. sponsored ADR	603,000	38,037,240
		81,804,074
TOTAL HEALTH CARE		534,064,867
INDUSTRIALS - 9.4%
Aerospace & Defense - 4.2%
Goodrich Corp.	158,679	11,190,043
Honeywell International, Inc.	745,307	33,740,048
Precision Castparts Corp.	216,000	27,369,360
United Technologies Corp.	1,174,500	86,454,945
		158,754,396
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	324,900	18,145,665
Airlines - 0.3%
Southwest Airlines Co.	878,208	11,609,910
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	319,300	9,266,086
Stericycle, Inc. (a)	23,600	1,286,200
Waste Connections, Inc. (a)	142,300	4,832,508
		15,384,794
Electrical Equipment - 0.9%
Acuity Brands, Inc.	89,800	3,790,458
AMETEK, Inc.	406,800	16,865,928
Cooper Industries PLC Class A	84,100	4,031,754
Crompton Greaves Ltd.	1,215,364	7,074,487
		31,762,627
Industrial Conglomerates - 0.3%
3M Co.	144,600	12,084,222
Machinery - 1.7%
Cummins, Inc.	347,234	21,511,146
Danaher Corp.	241,584	19,304,977
Ingersoll-Rand Co. Ltd.	215,347	7,509,150
PACCAR, Inc.	250,300	10,848,002
Weg SA	593,700	6,375,078
		65,548,353
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	97,726	1,761,023
CoStar Group, Inc. (a)(c)	43,900	1,822,728
Equifax, Inc.	59,900	2,144,420
Robert Half International, Inc.	508,300	15,467,569
		21,195,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	398,165	$ 4,578,898
Union Pacific Corp.	201,132	14,742,976
		19,321,874
TOTAL INDUSTRIALS		353,807,581
INFORMATION TECHNOLOGY - 38.3%
Communications Equipment - 11.6%
Cisco Systems, Inc. (a)	7,183,399	186,983,874
Juniper Networks, Inc. (a)	3,398,642	104,270,337
QUALCOMM, Inc.	2,941,703	123,522,109
Riverbed Technology, Inc. (a)	778,281	22,103,180
		436,879,500
Computers & Peripherals - 5.1%
3PAR, Inc. (a)	701,621	7,016,210
Apple, Inc. (a)	661,359	155,373,070
EMC Corp. (a)	208,885	3,768,285
NetApp, Inc. (a)	792,600	25,807,056
		191,964,621
Electronic Equipment & Components - 3.1%
Agilent Technologies, Inc. (a)	2,841,110	97,705,773
Corning, Inc.	784,844	15,861,697
IPG Photonics Corp. (a)	123,500	1,827,800
Keyence Corp.	8,200	1,963,290
		117,358,560
Internet Software & Services - 7.2%
Baidu.com, Inc. sponsored ADR (a)	42,230	25,211,310
Constant Contact, Inc. (a)	126,191	2,930,155
eBay, Inc. (a)	224,394	6,047,418
Google, Inc. Class A (a)	226,784	128,588,796
GREE, Inc.	142,300	8,694,111
NetEase.com, Inc. sponsored ADR (a)	454,136	16,108,204
Tencent Holdings Ltd.	310,200	6,224,575
The Knot, Inc. (a)	363,317	2,841,139
VeriSign, Inc. (a)	1,697,604	44,154,680
WebMD Health Corp. (a)(c)	647,450	30,028,731
		270,829,119
IT Services - 2.9%
Accenture PLC Class A	187,435	7,862,898
Cognizant Technology Solutions Corp. Class A (a)	386,500	19,703,770
CyberSource Corp. (a)	962,270	16,974,443
MasterCard, Inc. Class A	86,414	21,949,156
The Western Union Co.	80,841	1,371,063
Visa, Inc. Class A	485,493	44,194,428
		112,055,758

	Shares	Value
Semiconductors & Semiconductor Equipment - 4.0%
Applied Micro Circuits Corp. (a)	512,406	$ 4,422,064
ASML Holding NV (NY Shares)	806,400	28,546,560
Avago Technologies Ltd.	765,100	15,730,456
Broadcom Corp. Class A	579,756	19,236,304
Marvell Technology Group Ltd. (a)	1,259,657	25,671,810
Monolithic Power Systems, Inc. (a)	1,745,132	38,916,444
PMC-Sierra, Inc. (a)	234,400	2,090,848
Rubicon Technology, Inc. (a)	195,634	3,951,807
Samsung Electronics Co. Ltd.	11,469	8,291,702
Xilinx, Inc.	148,100	3,776,550
		150,634,545
Software - 4.4%
Advent Software, Inc. (a)(c)	9,710	434,523
AsiaInfo Holdings, Inc. (a)	252,600	6,688,848
Check Point Software Technologies Ltd. (a)	174,400	6,114,464
Citrix Systems, Inc. (a)	548,522	26,038,339
Informatica Corp. (a)	152,600	4,098,836
Nice Systems Ltd. sponsored ADR (a)	437,500	13,890,625
Oracle Corp.	722,431	18,559,252
Red Hat, Inc. (a)	204,900	5,997,423
Salesforce.com, Inc. (a)	141,579	10,540,557
Shanda Games Ltd. sponsored ADR (c)	391,200	2,816,640
Solera Holdings, Inc.	673,852	26,044,380
Sourcefire, Inc. (a)	538,142	12,350,359
Taleo Corp. Class A (a)	134,713	3,490,414
VanceInfo Technologies, Inc. ADR (a)	766,415	17,083,390
VMware, Inc. Class A (a)	224,500	11,965,850
		166,113,900
TOTAL INFORMATION TECHNOLOGY		1,445,836,003
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	462,200	34,179,690
Ecolab, Inc.	149,600	6,574,920
The Mosaic Co.	516,600	31,393,782
		72,148,392
Metals & Mining - 1.4%
Compass Minerals International, Inc.	236,648	18,986,269
Consolidated Thompson Iron Mines Ltd. (a)	3,353,000	31,565,416
		50,551,685
TOTAL MATERIALS		122,700,077
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	3,444,500	4,340,070
TOTAL COMMON STOCKS (Cost $3,142,438,892)		3,712,830,038
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (d)	66,092,079	$ 66,092,079
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	75,047,875	75,047,875
TOTAL MONEY MARKET FUNDS (Cost $141,139,954)		141,139,954
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $3,283,578,846)	3,853,969,992
NET OTHER ASSETS - (2.2)%	(82,949,541)
NET ASSETS - 100%	$ 3,771,020,451
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,963
Fidelity Securities Lending Cash Central Fund	89,230
Total	$ 112,193
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 519,234,951	$ 519,234,951	$ -	$ -
Consumer Staples	316,066,795	316,066,795	-	-
Energy	92,309,919	92,309,919	-	-
Financials	324,469,775	324,469,775	-	-
Health Care	534,064,867	534,064,867	-	-
Industrials	353,807,581	353,807,581	-	-
Information Technology	1,445,836,003	1,435,178,602	10,657,401	-
Materials	122,700,077	122,700,077	-	-
Utilities	4,340,070	4,340,070	-	-
Money Market Funds	141,139,954	141,139,954	-	-
Total Investments in Securities:	$ 3,853,969,992	$ 3,843,312,591	$ 10,657,401	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $3,307,050,654. Net unrealized appreciation aggregated $546,919,338, of which $651,959,498 related to appreciated investment securities and $105,040,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
High Income Portfolio

March 31, 2010

1.799878.106

VIPHI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,361,000	$ 1,113,026
Energy Conversion Devices, Inc. 3% 6/15/13	1,040,000	668,200
		1,781,226
Technology - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	1,303,000	1,257,395
Lucent Technologies, Inc. 2.875% 6/15/25	2,902,600	2,503,493
		3,760,888
TOTAL CONVERTIBLE BONDS		5,542,114
Nonconvertible Bonds - 86.8%
Aerospace - 1.2%
BE Aerospace, Inc. 8.5% 7/1/18	3,730,000	3,981,775
Sequa Corp.:
11.75% 12/1/15 (c)	3,750,000	3,750,000
13.5% 12/1/15 pay-in-kind (c)	1,345,605	1,385,973
Triumph Group, Inc. 8% 11/15/17	3,895,000	3,895,000
		13,012,748
Air Transportation - 3.2%
American Airlines, Inc. 10.5% 10/15/12 (c)	1,990,000	2,144,225
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	6,390,000	6,405,975
6.977% 11/23/22	535,888	444,787
8.608% 10/1/12	535,000	524,300
10.375% 7/2/19	1,876,983	2,172,608
AMR Corp. 9% 8/1/12	1,980,000	1,920,600
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	661,869	628,776
7.73% 9/15/12	157,123	155,552
7.875% 7/2/18	550,465	498,170
8.388% 5/1/22	530,099	503,594
9.798% 4/1/21	6,180,653	5,748,007
Continental Airlines, Inc. 9.25% 5/10/17	1,075,000	1,107,250
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	1,690,000	1,774,500
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,213,341	2,036,274
8.954% 8/10/14	1,922,152	1,792,406
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,048,559	975,160

	Principal Amount	Value
United Air Lines, Inc.:
9.875% 8/1/13 (c)	$ 795,000	$ 832,763
12% 11/1/13 (c)	1,005,000	1,055,250
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,821,893	2,257,515
9.75% 1/15/17	2,445,000	2,610,038
12% 1/15/16 (c)	875,000	890,313
		36,478,063
Automotive - 2.9%
ArvinMeritor, Inc.:
8.125% 9/15/15	3,250,000	3,136,250
10.625% 3/15/18	710,000	740,175
Ford Motor Credit Co. LLC:
7.5% 8/1/12	3,645,000	3,772,575
8% 6/1/14	1,840,000	1,932,000
8% 12/15/16	2,185,000	2,302,166
8.125% 1/15/20	2,655,000	2,785,018
12% 5/15/15	3,495,000	4,178,622
General Motors Acceptance Corp. 6.875% 8/28/12	4,155,000	4,201,744
Lear Corp.:
7.875% 3/15/18	470,000	474,113
8.125% 3/15/20	520,000	527,150
Navistar International Corp. 8.25% 11/1/21	3,560,000	3,640,100
Tenneco, Inc. 8.625% 11/15/14	825,000	841,500
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	3,390,000	3,661,200
		32,192,613
Banks and Thrifts - 2.6%
Bank of America Corp.:
8% (d)	995,000	995,000
8.125% (d)	2,985,000	2,985,000
CIT Group, Inc.:
7% 5/1/13	372,017	360,856
7% 5/1/14	558,026	528,730
7% 5/1/15	1,548,026	1,443,534
7% 5/1/16	2,825,044	2,606,103
7% 5/1/17	1,302,062	1,197,897
Citigroup Capital XXI 8.3% 12/21/77 (d)	3,628,232	3,664,514
Fifth Third Capital Trust IV 6.65% 4/15/67 (d)	5,715,000	4,814,888
GMAC LLC:
6.75% 12/1/14	4,400,000	4,367,000
8% 12/31/18	1,220,000	1,201,700
8% 11/1/31	1,610,000	1,537,550
Zions Bancorp 7.75% 9/23/14	3,225,000	3,252,800
		28,955,572
Broadcasting - 1.2%
Clear Channel Communications, Inc. 5.5% 9/15/14	3,360,000	2,133,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	$ 560,000	$ 581,700
Series B 9.25% 12/15/17 (c)	2,345,000	2,450,525
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	6,904,400	5,920,811
Univision Communications, Inc. 12% 7/1/14 (c)	1,975,000	2,172,500
		13,259,136
Building Materials - 0.2%
Building Materials Corp. of America 7.5% 3/15/20 (c)	2,585,000	2,565,613
Cable TV - 2.3%
Cablevision Systems Corp. 8.625% 9/15/17 (c)	1,870,000	1,958,825
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (c)	4,020,000	4,130,550
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (c)	2,137,796	2,554,666
CSC Holdings, Inc.:
8.5% 4/15/14 (c)	2,370,000	2,535,900
8.5% 6/15/15 (c)	1,465,000	1,552,900
EchoStar Communications Corp. 7.125% 2/1/16	1,255,000	1,273,825
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,308,813
UPC Germany GmbH 8.125% 12/1/17 (c)	2,880,000	2,966,400
Videotron Ltd. 9.125% 4/15/18	3,385,000	3,748,888
		26,030,767
Capital Goods - 1.7%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,750,000	2,743,125
Case Corp. 7.25% 1/15/16	670,000	680,050
Case New Holland, Inc. 7.75% 9/1/13 (c)	3,805,000	3,928,663
Coleman Cable, Inc. 9% 2/15/18 (c)	4,450,000	4,494,500
Leucadia National Corp. 7.125% 3/15/17	1,815,000	1,796,850
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	2,050,000	2,132,000
9.5% 8/1/14 (c)	911,000	933,775
11.75% 8/1/16	2,145,000	2,305,875
		19,014,838
Chemicals - 1.7%
Huntsman International LLC:
5.5% 6/30/16 (c)	3,245,000	2,928,613

	Principal Amount	Value
8.625% 3/15/20 (c)	$ 1,080,000	$ 1,093,500
LBI Escrow Corp. 8% 11/1/17 (c)	2,425,000	2,509,875
NOVA Chemicals Corp.:
3.6494% 11/15/13 (d)	5,325,000	5,018,813
6.5% 1/15/12	2,905,000	2,963,100
8.375% 11/1/16 (c)	1,990,000	2,054,675
8.625% 11/1/19 (c)	1,985,000	2,054,475
		18,623,051
Consumer Products - 0.4%
ACCO Brands Corp. 10.625% 3/15/15 (c)	795,000	868,538
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	3,141,500
		4,010,038
Containers - 1.7%
Ball Corp. 6.75% 9/15/20	2,500,000	2,540,625
Berry Plastics Corp.:
5.0013% 2/15/15 (d)	1,980,000	1,890,900
8.25% 11/15/15	3,880,000	3,909,100
8.875% 9/15/14	2,490,000	2,430,863
Crown Cork & Seal, Inc. 7.375% 12/15/26	3,648,000	3,347,040
Greif, Inc. 6.75% 2/1/17	4,770,000	4,889,250
		19,007,778
Department Stores - 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15	460,000	473,800
Diversified Financial Services - 3.1%
GMAC, Inc. 8% 3/15/20 (c)	1,990,000	2,029,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (c)	2,630,000	2,531,375
8% 1/15/18 (c)	2,630,000	2,531,375
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	1,275,000	981,750
International Lease Finance Corp.:
5.625% 9/20/13	1,530,000	1,443,208
5.65% 6/1/14	1,315,000	1,218,753
6.375% 3/25/13	360,000	351,813
6.625% 11/15/13	1,640,000	1,594,900
8.625% 9/15/15 (c)	3,090,000	3,120,900
8.75% 3/15/17 (c)	3,295,000	3,311,475
MU Finance PLC 8.375% 2/1/17 (c)	2,755,000	2,706,788
National Money Mart Co. 10.375% 12/15/16 (c)	3,010,000	3,179,463
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,238,300
SLM Corp. 8% 3/25/20	4,170,000	4,060,575
Sprint Capital Corp. 8.75% 3/15/32	3,345,000	3,102,488
		35,402,963
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 3.3%
Affinion Group, Inc. 11.5% 10/15/15	$ 3,340,000	$ 3,423,500
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	2,200,000	2,304,500
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	491,225
10% 7/15/17	1,120,000	1,271,200
Lamar Media Corp. 9.75% 4/1/14	1,045,000	1,139,050
Liberty Media Corp.:
5.7% 5/15/13	1,465,000	1,465,000
8.25% 2/1/30	255,000	237,469
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	6,890,000	6,545,500
10% 8/1/14	5,140,000	5,358,450
11.5% 5/1/16	2,275,000	2,570,750
11.625% 2/1/14	4,320,000	4,903,200
Quebecor Media, Inc.:
7.75% 3/15/16	3,905,000	3,944,050
7.75% 3/15/16	3,585,000	3,620,850
		37,274,744
Electric Utilities - 5.6%
AES Corp.:
7.75% 3/1/14	905,000	914,050
7.75% 10/15/15	3,745,000	3,782,450
8% 10/15/17	2,060,000	2,080,600
9.75% 4/15/16 (c)	3,010,000	3,258,325
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	2,945,000	3,033,350
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (c)	3,745,000	3,862,031
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	2,015,000	1,662,375
Energy Future Holdings Corp. 12% 11/1/17 pay-in-kind (d)	3,311,020	2,051,729
Intergen NV 9% 6/30/17 (c)	3,250,000	3,347,500
Mirant Americas Generation LLC:
8.5% 10/1/21	5,390,000	5,026,175
9.125% 5/1/31	2,765,000	2,481,588
NRG Energy, Inc.:
7.375% 2/1/16	3,710,000	3,686,813
7.375% 1/15/17	5,340,000	5,286,600
NSG Holdings II, LLC 7.75% 12/15/25 (c)	9,620,000	8,658,000
Otter Tail Corp. 9% 12/15/16	2,460,000	2,638,350
RRI Energy, Inc.:
7.625% 6/15/14	6,280,000	5,871,800
7.875% 6/15/17	3,570,000	3,204,075

	Principal Amount	Value
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series B, 10.25% 11/1/15	$ 1,415,000	$ 976,350
11.25% 11/1/16 pay-in-kind (d)	1,675,610	1,087,238
		62,909,399
Energy - 7.7%
Antero Resources Finance Corp. 9.375% 12/1/17 (c)	3,240,000	3,353,400
Atlas Pipeline Partners LP 8.125% 12/15/15	360,000	348,300
Chesapeake Energy Corp.:
7.625% 7/15/13	1,445,000	1,506,413
9.5% 2/15/15	2,785,000	3,028,688
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	605,000	603,488
7.75% 5/15/17	1,235,000	1,231,913
9.5% 5/15/16	2,450,000	2,615,375
Continental Resources, Inc. 7.375% 10/1/20 (c)	1,200,000	1,206,000
Denbury Resources, Inc. 9.75% 3/1/16	3,675,000	4,060,875
Drummond Co., Inc. 7.375% 2/15/16	7,510,000	7,359,800
Forest Oil Corp. 8.5% 2/15/14	4,380,000	4,620,900
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,767,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (c)	3,055,000	3,112,281
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	1,990,000	1,985,025
LINN Energy LLC 8.625% 4/15/20 (c)	3,055,000	3,058,819
OPTI Canada, Inc.:
8.25% 12/15/14	2,365,000	2,234,925
9% 12/15/12 (c)	1,710,000	1,761,300
Parker Drilling Co. 9.125% 4/1/18 (c)	2,605,000	2,663,613
Petrohawk Energy Corp.:
7.875% 6/1/15	770,000	784,438
9.125% 7/15/13	5,320,000	5,586,000
10.5% 8/1/14	725,000	797,500
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,978,600
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,365,000	3,331,350
7.5% 1/15/20	3,360,000	3,427,200
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	4,192,776
7.625% 6/1/18	1,535,000	1,550,350
10% 3/1/16	3,207,000	3,543,735
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,400,000	3,221,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Quicksilver Resources, Inc.: - continued
9.125% 8/15/19	$ 2,080,000	$ 2,194,400
11.75% 1/1/16	2,250,000	2,565,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 3/15/20	2,725,000	2,769,281
Venoco, Inc. 11.5% 10/1/17	1,990,000	2,084,525
		86,545,270
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	1,085,000	1,101,275
Food and Drug Retail - 1.2%
Albertsons, Inc. 7.75% 6/15/26	435,000	369,750
Rite Aid Corp.:
8.625% 3/1/15	1,905,000	1,628,775
9.375% 12/15/15	730,000	624,150
9.5% 6/15/17	800,000	672,000
SUPERVALU, Inc.:
7.5% 5/15/12	355,000	376,300
7.5% 11/15/14	2,725,000	2,765,875
8% 5/1/16	3,110,000	3,148,875
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (c)	2,345,000	2,280,513
Tops Markets LLC 10.125% 10/15/15 (c)	1,870,000	1,944,800
		13,811,038
Food/Beverage/Tobacco - 0.5%
Dean Foods Co. 7% 6/1/16	1,950,000	1,911,000
Dole Food Co., Inc. 8% 10/1/16 (c)	3,580,000	3,669,500
		5,580,500
Gaming - 3.0%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,490,000	2,309,475
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (c)(d)	1,010,000	787,800
8% 11/15/13 (c)	3,410,000	2,796,200
MGM Mirage, Inc.:
5.875% 2/27/14	610,000	509,350
6.75% 9/1/12	1,265,000	1,189,100
NCL Corp. Ltd. 11.75% 11/15/16 (c)	1,490,000	1,627,825
Scientific Games Corp.:
7.875% 6/15/16 (c)	3,080,000	3,103,100
9.25% 6/15/19	1,920,000	2,030,400
Seminole Hard Rock Entertainment, Inc. 2.757% 3/15/14 (c)(d)	1,690,000	1,504,100

	Principal Amount	Value
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	$ 5,205,000	$ 5,139,938
7.25% 5/1/12	2,075,000	2,049,063
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (c)(d)	3,525,000	2,573,250
9.125% 2/1/15 (c)	1,290,000	993,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,325,000	3,341,625
6.625% 12/1/14	4,035,000	4,055,175
		34,009,701
Healthcare - 6.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (c)	2,590,000	2,784,250
12.375% 11/1/14 (c)	1,000,000	1,082,500
Biomet, Inc.:
10% 10/15/17	2,490,000	2,739,000
10.375% 10/15/17 pay-in-kind (d)	995,000	1,092,013
11.625% 10/15/17	3,500,000	3,911,250
Community Health Systems, Inc. 8.875% 7/15/15	2,915,000	3,009,738
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	8,375,000	9,107,813
HCA, Inc.:
8.5% 4/15/19 (c)	2,125,000	2,287,031
9.125% 11/15/14	6,670,000	7,028,513
9.25% 11/15/16	8,519,000	9,051,438
9.625% 11/15/16 pay-in-kind (d)	5,401,000	5,752,065
9.875% 2/15/17 (c)	580,000	624,950
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (c)	1,830,000	1,784,250
9% 5/15/16	2,875,000	2,932,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,235,000	9,211,913
7% 1/15/16	440,000	440,000
Psychiatric Solutions, Inc.:
7.75% 7/15/15	80,000	81,400
7.75% 7/15/15 (c)	800,000	800,000
Valeant Pharmaceuticals International 8.375% 6/15/16 (c)	485,000	501,975
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (c)	5,045,000	4,918,875
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,218,000
6.5% 6/1/16	460,000	466,900
6.625% 10/15/14	2,835,000	2,891,700
		73,718,074
Homebuilding/Real Estate - 0.5%
Lennar Corp. 12.25% 6/1/17	1,650,000	2,013,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Standard Pacific Corp.:
7% 8/15/15	$ 1,070,000	$ 973,700
10.75% 9/15/16	2,405,000	2,537,275
		5,523,975
Hotels - 1.2%
Host Hotels & Resorts LP 9% 5/15/17 (c)	2,195,000	2,392,550
Host Marriott LP:
6.375% 3/15/15	1,090,000	1,079,100
7.125% 11/1/13	6,900,000	6,986,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	2,860,000	3,095,950
		13,553,850
Insurance - 0.4%
American International Group, Inc.:
5.45% 5/18/17	1,060,000	975,141
5.6% 10/18/16	1,860,000	1,731,232
8.25% 8/15/18	660,000	692,525
Provident Companies, Inc. 7% 7/15/18	800,000	815,807
		4,214,705
Leisure - 1.7%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,080,000	3,080,000
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	1,865,000	1,813,713
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,792,313
11.875% 7/15/15	1,440,000	1,697,400
yankee:
7% 6/15/13	3,985,000	4,034,813
7.25% 6/15/16	2,740,000	2,726,300
7.5% 10/15/27	1,400,000	1,242,500
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	1,526,135
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (c)	1,245,000	1,254,338
10.875% 11/15/16 (c)	430,000	446,641
		19,614,153
Metals/Mining - 1.7%
Arch Coal, Inc. 8.75% 8/1/16 (c)	1,035,000	1,084,163
CONSOL Energy, Inc.:
8% 4/1/17 (c)	2,640,000	2,712,600
8.25% 4/1/20 (c)	1,760,000	1,812,800
Drummond Co., Inc. 9% 10/15/14 (c)	830,000	863,200
FMG Finance Property Ltd. 10% 9/1/13 (c)	3,100,000	3,348,000

	Principal Amount	Value
Massey Energy Co. 6.875% 12/15/13	$ 5,595,000	$ 5,671,931
Severstal Columbus LLC 10.25% 2/15/18 (c)	3,060,000	3,228,300
		18,720,994
Paper - 1.2%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (c)	2,790,000	2,790,000
Domtar Corp.:
5.375% 12/1/13	1,045,000	1,063,288
7.125% 8/15/15	1,425,000	1,482,000
10.75% 6/1/17	3,665,000	4,452,975
Rock-Tenn Co.:
9.25% 3/15/16	810,000	882,900
9.25% 3/15/16 (c)	525,000	572,250
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (c)	2,615,000	2,830,738
		14,074,151
Services - 4.0%
ARAMARK Corp.:
3.7488% 2/1/15 (d)	7,820,000	7,272,600
8.5% 2/1/15	3,080,000	3,141,600
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.75% 5/15/14 (d)	1,945,000	1,697,013
7.625% 5/15/14	4,140,000	4,088,250
7.75% 5/15/16	4,770,000	4,686,525
9.625% 3/15/18 (c)	825,000	862,125
FTI Consulting, Inc. 7.625% 6/15/13	2,520,000	2,545,200
Hertz Corp.:
8.875% 1/1/14	3,460,000	3,520,550
10.5% 1/1/16	2,085,000	2,238,769
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	5,700,000	5,814,000
Rural/Metro Corp. 12.75% 3/15/16	1,770,000	1,885,050
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	3,000,000	3,172,500
United Rentals North America, Inc.:
7.75% 11/15/13	2,000,000	1,920,000
9.25% 12/15/19	2,395,000	2,448,888
		45,293,070
Shipping - 2.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	2,255,000	2,336,744
9.5% 12/15/14	4,737,000	4,772,528
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	413,250
8.125% 3/30/18	2,635,000	2,635,000
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	21,633,463
		31,790,985
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 1.9%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	$ 1,210,000	$ 1,113,200
Edgen Murray Corp. 12.25% 1/15/15 (c)	5,015,000	4,695,043
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,155,000	3,186,550
Steel Dynamics, Inc.:
6.75% 4/1/15	4,185,000	4,226,850
7.375% 11/1/12	2,525,000	2,626,000
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,667,456
United States Steel Corp. 7.375% 4/1/20	3,335,000	3,330,831
		20,845,930
Super Retail - 2.1%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,289,846
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,825,000	1,820,438
Intcomex, Inc. 13.25% 12/15/14 (c)	2,550,000	2,575,500
Ltd. Brands, Inc. 8.5% 6/15/19	2,030,000	2,243,150
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	2,720,000	2,767,600
Netflix, Inc. 8.5% 11/15/17	1,625,000	1,706,250
QVC, Inc. 7.125% 4/15/17 (c)	1,470,000	1,477,350
Sonic Automotive, Inc. 9% 3/15/18 (c)	2,900,000	2,972,500
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	2,100,000	2,047,500
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (c)	830,000	932,713
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	2,505,000	2,598,938
		23,431,785
Technology - 4.9%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (c)	1,870,000	1,926,100
Amkor Technology, Inc.:
7.75% 5/15/13	3,060,000	3,082,950
9.25% 6/1/16	2,180,000	2,289,000
Avaya, Inc.:
9.75% 11/1/15	2,160,000	2,106,000
10.875% 11/1/15 pay-in-kind (d)	6,136,000	5,610,669
First Data Corp. 10.55% 9/24/15 pay-in-kind (d)	5,748,015	4,855,388
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (d)	5,033,266	4,583,540
10.125% 12/15/16	2,600,000	2,294,500
Jabil Circuit, Inc.:
7.75% 7/15/16	2,385,000	2,510,213

	Principal Amount	Value
8.25% 3/15/18	$ 430,000	$ 464,400
Lucent Technologies, Inc.:
6.45% 3/15/29	4,675,000	3,295,875
6.5% 1/15/28	4,915,000	3,452,788
Seagate Technology HDD Holdings 6.8% 10/1/16	2,485,000	2,478,788
Seagate Technology International 10% 5/1/14 (c)	670,000	760,450
Terremark Worldwide, Inc. 12.25% 6/15/17 (c)	3,460,000	3,909,800
Viasystems, Inc. 12% 1/15/15 (c)	1,625,000	1,763,125
Xerox Capital Trust I 8% 2/1/27	9,405,000	9,227,368
		54,610,954
Telecommunications - 14.1%
Cincinnati Bell, Inc.:
8.25% 10/15/17	2,580,000	2,605,800
8.375% 1/15/14	4,605,000	4,737,394
Citizens Communications Co.:
7.875% 1/15/27	940,000	836,600
9% 8/15/31	2,685,000	2,617,875
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	6,605,000	6,728,514
Clearwire Escrow Corp. 12% 12/1/15 (c)	5,005,000	5,098,594
Cleveland Unlimited, Inc. 13% 12/15/10 (c)(d)	1,275,000	1,230,375
Cricket Communications, Inc.:
7.75% 5/15/16	1,915,000	1,986,813
9.375% 11/1/14	1,020,000	1,037,850
10% 7/15/15	2,055,000	2,137,200
Crown Castle International Corp. 9% 1/15/15	1,970,000	2,132,525
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,145,000	3,113,550
8.875% 1/15/15 (c)	5,750,000	5,620,625
9.125% 1/15/15 pay-in-kind (c)(d)	3,357,000	3,315,038
10.5% 4/15/18 (c)	830,000	861,125
12% 4/1/14 (c)	1,430,000	1,619,475
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,854,800
Frontier Communications Corp.:
7.875% 4/15/15 (c)	1,760,000	1,810,512
8.125% 10/1/18	3,690,000	3,699,225
8.25% 5/1/14	1,945,000	2,032,525
8.25% 4/15/17 (c)	2,585,000	2,630,238
8.5% 4/15/20 (c)	880,000	888,800
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)	8,155,000	8,190,678
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	6,125,000	6,538,438
11.5% 6/15/16	1,203,000	1,296,233
Intelsat Ltd.:
6.5% 11/1/13	7,705,000	7,531,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.: - continued
7.625% 4/15/12	$ 4,705,000	$ 4,799,100
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	585,000	601,088
8.875% 1/15/15	5,180,000	5,322,450
MetroPCS Wireless, Inc.:
9.25% 11/1/14	3,335,000	3,410,038
9.25% 11/1/14	1,755,000	1,794,488
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,564,588
6.875% 10/31/13	3,945,000	3,846,375
7.375% 8/1/15	6,615,000	6,284,250
NII Capital Corp.:
8.875% 12/15/19 (c)	2,735,000	2,837,563
10% 8/15/16 (c)	2,495,000	2,732,025
PAETEC Holding Corp.:
8.875% 6/30/17	2,590,000	2,661,225
8.875% 6/30/17 (c)	1,005,000	1,032,638
9.5% 7/15/15	1,005,000	1,020,075
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	2,465,000	2,532,788
7.5% 2/15/14	900,000	915,750
8% 10/1/15 (c)	2,080,000	2,215,200
Qwest Corp. 3.507% 6/15/13 (d)	385,000	388,369
Sprint Capital Corp. 6.875% 11/15/28	4,075,000	3,280,375
Sprint Nextel Corp.:
6% 12/1/16	8,405,000	7,585,513
8.375% 8/15/17	5,065,000	5,071,078
tw telecom holdings, Inc. 8% 3/1/18 (c)	2,170,000	2,213,400
U.S. West Communications 7.5% 6/15/23	1,135,000	1,137,838
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	4,510,000	4,961,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	4,825,000	4,601,073
		158,960,727
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	2,680,000	2,465,600
TOTAL NONCONVERTIBLE BONDS		977,077,860
TOTAL CORPORATE BONDS (Cost $934,079,751)		982,619,974
Commercial Mortgage Securities - 0.0%
	Principal Amount	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (c)(d) (Cost $59,822)	$ 93,956	$ 60,884
Common Stocks - 0.1%
	Shares
Banks and Thrifts - 0.0%
CIT Group, Inc. (a)	2	78
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)	23,060	795,570
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(f)	48,889	348,579
TOTAL COMMON STOCKS (Cost $2,735,661)		1,144,227
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.2%
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,304,690
Nonconvertible Preferred Stocks - 0.6%
Banks and Thrifts - 0.3%
Citigroup Capital XII 8.50%	137,685	3,541,258
Diversified Financial Services - 0.3%
JPMorgan Chase Capital XXIX 6.70%	113,500	2,820,475
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,361,733
TOTAL PREFERRED STOCKS (Cost $8,787,197)		8,666,423
Floating Rate Loans - 7.4%
	Principal Amount
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (d)	$ 2,975,407	2,707,620
Automotive - 1.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.1685% 12/27/14 (d)	3,674,095	3,407,723
Tranche C, term loan 2.1762% 12/27/15 (d)	2,472,367	2,274,578
Ford Motor Co. term loan 3.2584% 12/15/13 (d)	7,965,628	7,686,831
		13,369,132
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (d)	3,860,000	3,445,050
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3049% 3/6/14 (d)	$ 5,036,149	$ 4,847,294
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (d)	4,950,000	4,677,750
Chemicals - 0.4%
CF Industries Holdings, Inc. term loan 10% 3/17/11 (d)	4,570,000	4,570,000
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	2,070,000	2,067,413
Tranche 2LN, term loan 10% 9/2/16 (d)	2,070,000	2,038,950
		4,106,363
Diversified Financial Services - 0.8%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,975,037	4,034,663
Clear Channel Capital I LLC Tranche B, term loan 3.8979% 1/29/16 (d)	2,130,000	1,725,300
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (d)	1,964,000	2,010,743
Tranche 2LN, term loan 7% 3/17/16 (d)	1,441,000	1,459,013
		9,229,719
Electric Utilities - 1.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2462% 3/30/12 (d)	1,046,925	981,493
term loan 3.2901% 3/30/14 (d)	8,420,792	7,894,493
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7295% 10/10/14 (d)	957,634	784,063
Tranche B3, term loan 3.7295% 10/10/14 (d)	3,073,307	2,504,745
		12,164,794
Gaming - 0.4%
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (d)	829,301	750,517
Tranche B, term loan 2.05% 5/23/14 (d)	4,030,622	3,647,713
		4,398,230
Healthcare - 0.0%
PTS Acquisition Corp. term loan 2.4962% 4/10/14 (d)	632,353	592,831

	Principal Amount	Value
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	$ 925,000	$ 1,008,250
Services - 0.2%
ServiceMaster Co.:
term loan 2.7442% 7/24/14 (d)	2,093,740	1,989,053
Tranche DD, term loan 2.75% 7/24/14 (d)	208,505	198,080
		2,187,133
Technology - 1.0%
Avaya, Inc. term loan 3.0019% 10/26/14 (d)	2,304,053	2,050,607
First Data Corp.:
Tranche B1, term loan 3.0002% 9/24/14 (d)	903,053	799,202
Tranche B2, term loan 3.0323% 9/24/14 (d)	848,473	749,838
Tranche B3, term loan 3.0323% 9/24/14 (d)	2,833,206	2,500,304
Freescale Semiconductor, Inc. term loan 4.4788% 12/1/16 (d)	1,763,937	1,662,510
Kronos, Inc. Tranche 2LN, term loan 6.0401% 6/11/15 (d)	3,190,000	3,006,575
		10,769,036
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.73% 7/3/15 (d)	4,425,000	4,391,813
Intelsat Jackson Holdings Ltd. term loan 3.2281% 2/1/14 (d)	830,000	771,900
		5,163,713
TOTAL FLOATING RATE LOANS (Cost $76,977,443)		83,236,915
Money Market Funds - 3.8%
Shares
Fidelity Cash Central Fund, 0.19% (e) (Cost $43,077,430)	43,077,430	43,077,430
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,065,717,304)	1,118,805,853
NET OTHER ASSETS - 0.6%	7,111,496
NET ASSETS - 100%	$ 1,125,917,349
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,291,153 or 26.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $348,579 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,893
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,144,149	$ 795,570	$ -	$ 348,579
Financials	6,361,811	78	6,361,733	-
Utilities	2,304,690	-	2,304,690	-
Corporate Bonds	982,619,974	-	982,619,974	-
Commercial Mortgage Securities	60,884	-	-	60,884
Floating Rate Loans	83,236,915	-	83,236,915	-
Money Market Funds	43,077,430	43,077,430	-	-
Total Investments in Securities:	$ 1,118,805,853	$ 43,873,078	$ 1,074,523,312	$ 409,463
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 431,931
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(20,884)
Cost of Purchases	-
Proceeds of Sales	(1,955)
Amortization/Accretion	371
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 409,463
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ (20,884)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,059,343,548. Net unrealized appreciation aggregated $59,462,305, of which $75,654,499 related to appreciated investment securities and $16,192,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Overseas Portfolio

March 31, 2010

1.799852.106

VIPOVRS-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 5.1%
AMP Ltd.	1,348,842	$ 7,747,986
Aristocrat Leisure Ltd. (c)	2,235,076	9,290,603
Australia & New Zealand Banking Group Ltd.	200,176	4,658,163
BHP Billiton Ltd.	338,994	13,596,897
Commonwealth Bank of Australia	293,035	15,135,757
National Australia Bank Ltd.	394,279	9,956,472
Newcrest Mining Ltd.	120,084	3,616,406
Rio Tinto Ltd.	120,780	8,688,894
SEEK Ltd.	593,800	4,369,864
Wesfarmers Ltd.	93,194	2,718,516
Westfield Group unit	945,730	10,465,690
TOTAL AUSTRALIA		90,245,248
Austria - 0.5%
Wienerberger AG (a)(c)	479,120	9,331,865
Bailiwick of Jersey - 0.9%
Informa PLC	1,288,973	7,577,399
WPP PLC	779,322	8,066,139
TOTAL BAILIWICK OF JERSEY		15,643,538
Belgium - 1.4%
Anheuser-Busch InBev SA NV	394,022	19,848,605
Fortis	420,100	1,495,743
Hamon & Compagnie International SA	73,974	3,076,435
TOTAL BELGIUM		24,420,783
Bermuda - 0.3%
Central European Media Enterprises Ltd. Class A (a)	88,800	2,602,728
Huabao International Holdings Ltd.	2,642,000	3,174,790
TOTAL BERMUDA		5,777,518
Canada - 0.6%
Open Text Corp. (a)	59,700	2,847,140
Suncor Energy, Inc.	232,400	7,559,007
TOTAL CANADA		10,406,147
Cayman Islands - 2.0%
Ajisen (China) Holdings Ltd.	3,868,000	3,821,046
BaWang International (Group) Holding Ltd.	6,473,000	4,843,756
Bosideng International Holdings Ltd.	26,702,000	5,984,027
China Dongxiang Group Co. Ltd.	4,578,000	3,301,903
China High Speed Transmission Equipment Group Co. Ltd.	1,771,000	3,914,140
Hengdeli Holdings Ltd.	22,498,000	9,591,188
Peak Sport Products Co. Ltd.	5,433,000	4,303,436
TOTAL CAYMAN ISLANDS		35,759,496

	Shares	Value
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	16,100	$ 9,611,700
Home Inns & Hotels Management, Inc. sponsored ADR (a)	91,610	2,999,311
TOTAL CHINA		12,611,011
Denmark - 1.2%
Danske Bank AS (a)	96,100	2,364,465
Novo Nordisk AS:
Series B	51,925	4,029,634
Series B sponsored ADR	151,900	11,714,528
William Demant Holding AS (a)	37,700	2,667,816
TOTAL DENMARK		20,776,443
Finland - 0.3%
Nokia Corp.	303,709	4,733,212
France - 10.7%
Accor SA	107,473	5,945,908
Alstom SA	41,062	2,560,701
Atos Origin SA (a)	72,705	3,651,174
AXA SA	209,420	4,646,122
AXA SA sponsored ADR	158,600	3,495,544
BNP Paribas SA	208,799	16,035,931
Cap Gemini SA	71,800	3,536,870
CNP Assurances	19,045	1,798,628
Credit Agricole SA	251,600	4,404,276
Danone	250,812	15,109,221
Essilor International SA	70,800	4,520,409
Iliad Group SA	28,200	2,908,152
Ingenico SA	110,004	2,751,003
Ipsos SA	113,100	3,995,547
Laurent-Perrier Group	21,000	1,687,700
LVMH Moet Hennessy - Louis Vuitton	265,222	31,001,688
Remy Cointreau SA	55,496	2,867,161
Sanofi-Aventis	45,238	3,376,161
Sanofi-Aventis sponsored ADR	464,300	17,346,248
Schneider Electric SA	99,127	11,627,080
Societe Generale Series A	180,737	11,367,516
Total SA:
Series B	286,700	16,640,088
sponsored ADR	189,700	11,006,394
Vallourec SA	26,321	5,307,880
Wendel	58,600	3,490,164
TOTAL FRANCE		191,077,566
Germany - 7.6%
Aixtron AG	139,900	5,031,138
Allianz AG	77,600	9,700,000
BASF AG	101,781	6,312,879
Bayer AG	134,710	9,112,196
Bayerische Motoren Werke AG (BMW)	248,901	11,490,994
Deutsche Bank AG	104,646	8,044,138
Deutsche Bank AG (NY Shares)	33,900	2,605,893
Deutsche Boerse AG	191,620	14,204,104
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Lufthansa AG	248,900	$ 4,128,404
Deutsche Post AG	273,501	4,745,172
Deutsche Postbank AG (a)	60,800	1,950,821
E.ON AG	507,175	18,725,603
Linde AG	69,387	8,279,315
Munich Re Group	35,062	5,690,093
Puma AG	15,683	4,968,479
SAP AG	154,842	7,458,739
SAP AG sponsored ADR (c)	97,300	4,686,941
Siemens AG	87,749	8,772,268
TOTAL GERMANY		135,907,177
Greece - 0.5%
Alpha Bank AE (a)	86,700	820,911
National Bank of Greece SA (a)	294,900	5,934,989
Public Power Corp. of Greece (a)	103,200	1,812,099
TOTAL GREECE		8,567,999
Hong Kong - 2.6%
Cathay Pacific Airways Ltd.	4,040,000	8,512,657
Hang Lung Properties Ltd.	1,939,000	7,816,685
Hang Seng Bank Ltd.	131,600	1,833,934
Hong Kong Exchanges and Clearing Ltd.	580,500	9,689,642
Hutchison Whampoa Ltd.	1,328,000	9,715,092
Swire Pacific Ltd. (A Shares)	676,500	8,137,953
TOTAL HONG KONG		45,705,963
Indonesia - 0.4%
PT Telkomunikasi Indonesia Tbk Series B	7,076,500	6,266,867
Ireland - 1.2%
CRH PLC	432,989	10,813,659
Kingspan Group PLC (United Kingdom) (a)	721,100	6,184,835
Paddy Power PLC (Ireland)	146,800	5,224,751
TOTAL IRELAND		22,223,245
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,200	4,491,296
Italy - 2.4%
Bulgari SpA	550,500	4,483,669
ENI SpA	218,671	5,129,377
ENI SpA sponsored ADR	43,100	2,022,683
Intesa Sanpaolo SpA	3,187,500	11,872,020
Mediaset SpA	663,200	5,697,188
Tod's SpA	43,100	3,170,980
UniCredit SpA	2,558,038	7,558,123
Unione di Banche Italiane SCpA	246,904	3,331,597
TOTAL ITALY		43,265,637
Japan - 19.6%
Asahi Glass Co. Ltd.	421,000	4,748,298

	Shares	Value
Canon, Inc.	218,000	$ 10,083,104
Canon, Inc. sponsored ADR	124,900	5,771,629
Citizen Holdings Co. Ltd.	776,600	5,320,193
Denso Corp.	123,700	3,691,547
eAccess Ltd.	3,575	2,613,162
East Japan Railway Co.	68,200	4,744,908
Fanuc Ltd.	56,200	5,972,921
Fuji Media Holdings, Inc.	1,132	1,678,776
GREE, Inc.	31,900	1,948,996
Honda Motor Co. Ltd.	381,800	13,457,230
Hoya Corp.	107,800	2,968,007
Japan Retail Fund Investment Corp.	3,506	4,132,478
Japan Tobacco, Inc.	916	3,409,943
JFE Holdings, Inc.	123,900	4,998,689
JSR Corp.	121,600	2,539,012
Keyence Corp.	30,200	7,230,653
Konica Minolta Holdings, Inc.	114,000	1,333,314
Mazda Motor Corp. (a)	3,639,000	10,263,402
Mitsubishi Corp.	202,000	5,304,178
Mitsubishi Electric Corp. (a)	1,084,000	9,980,183
Mitsubishi Estate Co. Ltd.	428,000	7,014,077
Mitsubishi UFJ Financial Group, Inc.	3,327,700	17,441,716
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	710,800	3,717,484
Mitsui & Co. Ltd.	393,600	6,626,822
Mitsui Sumitomo Insurance Group Holdings, Inc.	141,900	3,946,138
Mizuho Financial Group, Inc.	1,836,800	3,631,248
Murata Manufacturing Co. Ltd.	98,100	5,582,268
Nintendo Co. Ltd.	25,400	8,517,779
Nomura Holdings, Inc.	1,325,200	9,723,331
NSK Ltd.	587,000	4,642,680
Omron Corp.	596,600	13,876,823
ORIX Corp.	110,910	9,847,189
Rakuten, Inc.	9,640	6,973,513
Ricoh Co. Ltd.	737,000	11,542,603
Sharp Corp.	473,000	5,922,956
Shin-Etsu Chemical Co., Ltd.	121,400	7,064,678
SMC Corp.	66,100	8,988,912
SOFTBANK CORP.	322,100	7,947,732
Sompo Japan Insurance, Inc.	380,000	2,584,951
Sony Corp.	128,400	4,919,560
Sony Corp. sponsored ADR	34,500	1,322,040
Sumitomo Corp.	611,100	7,036,784
Sumitomo Metal Industries Ltd.	2,430,000	7,366,567
Sumitomo Mitsui Financial Group, Inc.	410,200	13,589,108
T&D Holdings, Inc.	186,650	4,428,681
Tokio Marine Holdings, Inc.	128,400	3,619,553
Tokyo Electron Ltd.	104,800	6,964,319
Toshiba Corp. (a)	1,336,000	6,914,531
Toyota Motor Corp.	412,300	16,577,438
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp. sponsored ADR	162,700	$ 13,084,334
Yahoo Japan Corp.	12,647	4,612,774
TOTAL JAPAN		348,219,212
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	8,594	6,213,173
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A (c)	262,200	11,513,202
Netherlands - 2.4%
Aegon NV (a)	308,300	2,111,254
ASML Holding NV (NY Shares)	146,200	5,175,480
ING Groep NV (Certificaten Van Aandelen) unit (a)	574,784	5,694,908
Koninklijke KPN NV	362,401	5,741,777
Koninklijke Philips Electronics NV	337,100	10,816,640
Koninklijke Philips Electronics NV (NY Shares) (c)	138,500	4,434,770
Randstad Holdings NV (a)	116,500	5,536,590
Royal DSM NV	72,462	3,231,324
TOTAL NETHERLANDS		42,742,743
Norway - 1.1%
Aker Solutions ASA	437,400	6,845,243
DnB NOR ASA	413,200	4,721,253
Petroleum Geo-Services ASA (a)	374,300	4,903,493
Sevan Marine ASA (a)(c)	431,000	674,508
StatoilHydro ASA sponsored ADR (c)	109,200	2,547,636
TOTAL NORWAY		19,692,133
Papua New Guinea - 0.3%
Lihir Gold Ltd.	1,878,158	5,221,895
Singapore - 0.3%
United Overseas Bank Ltd.	390,000	5,358,545
South Africa - 1.5%
Aspen Pharmacare Holdings Ltd. (a)	640,300	6,992,891
Clicks Group Ltd.	3,550,167	14,446,413
Impala Platinum Holdings Ltd.	200,300	5,884,747
TOTAL SOUTH AFRICA		27,324,051
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA (c)	469,393	6,419,167
Banco Santander SA	1,338,097	17,749,190
Banco Santander SA sponsored ADR	124,500	1,652,115
EDP Renovaveis SA (a)	628,538	4,911,270
Inditex SA	41,545	2,738,684
NH Hoteles SA (a)	901,900	3,843,409
Telefonica SA	609,471	14,441,651
TOTAL SPAIN		51,755,486
Sweden - 1.6%
Elekta AB (B Shares)	565,300	15,816,311
H&M Hennes & Mauritz AB (B Shares)	90,159	5,858,000
Nordea Bank AB (c)	188,800	1,863,210

	Shares	Value
Svenska Handelsbanken AB (A Shares)	98,900	$ 2,898,590
Swedbank AB (A Shares)	181,632	1,864,170
TOTAL SWEDEN		28,300,281
Switzerland - 6.9%
ABB Ltd. (Reg.)	92,110	2,012,040
Adecco SA (Reg.)	93,720	5,320,252
Compagnie Financiere Richemont SA Series A	362,264	14,029,441
Credit Suisse Group sponsored ADR (c)	117,600	6,042,288
Credit Suisse Group	71,082	3,659,109
Nestle SA	206,690	10,586,418
Roche Holding AG (participation certificate)	196,744	31,910,487
Swiss Reinsurance Co.	40,826	2,009,741
The Swatch Group AG (Bearer)	82,110	26,183,612
UBS AG (a)	447,317	7,277,601
UBS AG (NY Shares) (a)	300,443	4,891,212
Zurich Financial Services AG	32,844	8,420,500
TOTAL SWITZERLAND		122,342,701
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	978,000	4,236,434
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	376,267	3,947,041
TOTAL TAIWAN		8,183,475
United Kingdom - 20.0%
Aberdeen Asset Management PLC	1,927,425	3,803,205
Anglo American PLC:
ADR (a)	362,200	7,838,008
(United Kingdom) (a)	259,780	11,332,385
Associated British Foods PLC	427,300	6,346,329
Aviva PLC	431,600	2,524,116
Barclays PLC	1,612,200	8,780,759
Barclays PLC Sponsored ADR	390,500	8,493,375
BG Group PLC	582,221	10,078,874
BHP Billiton PLC	766,229	26,284,268
BP PLC	1,875,006	17,751,321
BP PLC sponsored ADR	47,100	2,687,997
British Land Co. PLC	1,042,060	7,609,514
Cairn Energy PLC (a)	1,169,990	7,405,375
Capita Group PLC	439,100	5,041,981
Carphone Warehouse Group PLC (a)	439,195	1,063,278
Centrica PLC	2,518,600	11,235,377
Debenhams PLC (a)	2,807,700	3,226,082
GlaxoSmithKline PLC	569,600	10,935,866
Great Portland Estates PLC	805,600	3,844,420
Hays PLC	1,754,300	2,889,099
Hikma Pharmaceuticals PLC	223,300	2,142,075
HSBC Holdings PLC:
(United Kingdom)	915,380	9,278,521
sponsored ADR	595,832	30,202,724
Imperial Tobacco Group PLC	434,359	13,251,765
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC	443,064	$ 6,940,248
Investec PLC	530,300	4,338,496
ITV PLC (a)	6,089,400	5,614,998
Johnson Matthey PLC	233,470	6,187,343
Kesa Electricals PLC	2,477,300	4,771,655
Legal & General Group PLC	1,128,633	1,508,381
Lloyds TSB Group PLC	1,749,544	1,666,886
Man Group PLC	1,135,453	4,162,125
Prudential PLC	658,006	5,468,180
Rio Tinto PLC	186,315	11,017,256
Rio Tinto PLC sponsored ADR	64,400	15,245,412
Royal Bank of Scotland Group PLC (a)	1,668,800	1,114,515
Royal Dutch Shell PLC:
Class A (United Kingdom)	547,000	15,858,041
Class A sponsored ADR	62,600	3,622,036
Class B	236,000	6,507,539
Schroders PLC	188,100	4,017,092
Standard Chartered PLC (United Kingdom)	290,623	7,929,170
Sthree PLC	229,400	1,183,862
TalkTalk Telecom Group PLC (a)	878,391	1,719,913
Vodafone Group PLC	9,287,698	21,486,651
William Hill PLC	1,690,331	5,418,693
Xstrata PLC	344,400	6,526,503
TOTAL UNITED KINGDOM		356,351,709
United States of America - 2.8%
Apple, Inc. (a)	17,100	4,017,303
Citrix Systems, Inc. (a)	55,900	2,653,573
Deckers Outdoor Corp. (a)	86,900	11,992,200
Estee Lauder Companies, Inc. Class A	118,800	7,706,556
Google, Inc. Class A (a)	21,600	12,247,416

	Shares	Value
Philip Morris International, Inc.	86,700	$ 4,522,272
Scientific Games Corp. Class A (a)	464,000	6,533,120
TOTAL UNITED STATES OF AMERICA		49,672,440
TOTAL COMMON STOCKS (Cost $1,539,802,490)		1,770,102,057
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
ProSiebenSat.1 Media AG	225,400	3,805,597
Volkswagen AG Bearer (a)	27,647	2,427,282
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,348,636)		6,232,879
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d) (Cost $30,256,902)	30,256,902	30,256,902
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,574,408,028)	1,806,591,838
NET OTHER ASSETS - (1.6)%	(27,867,618)
NET ASSETS - 100%	$ 1,778,724,220
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,779
Fidelity Securities Lending Cash Central Fund	50,052
Total	$ 53,831
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 356,351,709	$ 270,593,796	$ 85,757,913	$ -
Japan	348,219,212	23,895,487	321,738,774	2,584,951
France	191,077,566	166,415,195	24,662,371	-
Germany	142,140,056	105,737,629	36,402,427	-
Switzerland	122,342,701	111,405,991	10,936,710	-
Australia	90,245,248	76,648,351	13,596,897	-
Spain	51,755,486	13,145,478	38,610,008	-
United States of America	49,672,440	49,672,440	-	-
Hong Kong	45,705,963	45,705,963	-	-
Other	378,824,555	344,384,279	34,440,276	-
Money Market Funds	30,256,902	30,256,902	-	-
Total Investments in Securities:	$ 1,806,591,838	$ 1,237,861,511	$ 566,145,376	$ 2,584,951
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	71,619
Cost of Purchases	2,513,332
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,584,951
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 71,619

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $1,595,395,359. Net unrealized appreciation aggregated $211,196,479, of which $366,956,828 related to appreciated investment securities and $155,760,349 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Portfolio

March 31, 2010

1.799871.106

VIPVAL-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.9%
Johnson Controls, Inc.	29,751	$ 981,485
The Goodyear Tire & Rubber Co. (a)	20,879	263,911
		1,245,396
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	4,074	188,084
Harley-Davidson, Inc.	16,556	464,727
Thor Industries, Inc.	11,333	342,370
Winnebago Industries, Inc. (a)(c)	40,964	598,484
		1,593,665
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	25,000	482,000
Burger King Holdings, Inc.	8,490	180,497
Darden Restaurants, Inc.	7,156	318,728
DineEquity, Inc. (a)	8,100	320,193
NH Hoteles SA (a)	7,229	30,806
Penn National Gaming, Inc. (a)	8,555	237,829
Royal Caribbean Cruises Ltd. (a)	2,800	92,372
Starwood Hotels & Resorts Worldwide, Inc.	14,700	685,608
Vail Resorts, Inc. (a)(c)	8,900	356,801
WMS Industries, Inc. (a)	11,126	466,624
Wyndham Worldwide Corp.	34,996	900,447
		4,071,905
Household Durables - 2.9%
Ethan Allen Interiors, Inc.	38,105	786,106
Jarden Corp.	700	23,303
KB Home	12,700	212,725
La-Z-Boy, Inc. (a)	5,700	71,478
Leggett & Platt, Inc.	17,900	387,356
Pulte Group, Inc. (a)	28,957	325,766
Standard Pacific Corp. (a)	10,200	46,104
Stanley Black & Decker, Inc.	33,300	1,911,753
Whirlpool Corp.	3,000	261,750
		4,026,341
Leisure Equipment & Products - 1.0%
Brunswick Corp.	48,252	770,584
Eastman Kodak Co. (a)	70,800	409,932
Polaris Industries, Inc.	3,800	194,408
		1,374,924
Media - 1.1%
Discovery Communications, Inc. Class C (a)	8,590	252,632
DISH Network Corp. Class A	8,343	173,701
Interpublic Group of Companies, Inc. (a)	24,177	201,153
McGraw-Hill Companies, Inc.	7,700	274,505
United Business Media Ltd.	15,100	125,714

	Shares	Value
Virgin Media, Inc.	23,200	$ 400,432
WPP PLC	14,119	146,134
		1,574,271
Multiline Retail - 0.2%
Macy's, Inc.	14,218	309,526
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	1,900	79,648
AnnTaylor Stores Corp. (a)	11,077	229,294
AutoZone, Inc. (a)	1,500	259,635
Best Buy Co., Inc.	3,700	157,398
Carphone Warehouse Group PLC (a)	850	2,058
OfficeMax, Inc. (a)	72,925	1,197,429
RadioShack Corp.	6,300	142,569
Sherwin-Williams Co.	510	34,517
Signet Jewelers Ltd. (a)	9,790	316,609
Talbots, Inc. (a)(c)	7,515	97,394
		2,516,551
Textiles, Apparel & Luxury Goods - 0.2%
Bosideng International Holdings Ltd.	16,000	3,586
Iconix Brand Group, Inc. (a)	9,999	153,585
Jones Apparel Group, Inc.	1,700	32,334
Liz Claiborne, Inc. (a)	17,736	131,778
		321,283
TOTAL CONSUMER DISCRETIONARY		17,033,862
CONSUMER STAPLES - 4.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	3,302	166,336
Carlsberg AS Series B	1,700	142,694
Dr Pepper Snapple Group, Inc.	4,000	140,680
Grupo Modelo SAB de CV Series C (a)	17,300	101,697
Molson Coors Brewing Co. Class B	4,200	176,652
		728,059
Food & Staples Retailing - 1.2%
Safeway, Inc.	35,500	882,530
SUPERVALU, Inc.	25,500	425,340
Sysco Corp.	10,200	300,900
Winn-Dixie Stores, Inc. (a)	12,487	155,963
		1,764,733
Food Products - 1.9%
Bunge Ltd.	16,500	1,016,895
Dean Foods Co. (a)	3,000	47,070
Ralcorp Holdings, Inc. (a)	7,700	521,906
Smithfield Foods, Inc. (a)	21,000	435,540
Tyson Foods, Inc. Class A	31,831	609,564
		2,630,975
Household Products - 0.3%
Energizer Holdings, Inc. (a)	5,974	374,928
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	11,089	$ 375,584
Herbalife Ltd.	3,000	138,360
		513,944
TOTAL CONSUMER STAPLES		6,012,639
ENERGY - 8.9%
Energy Equipment & Services - 3.8%
BJ Services Co.	34,640	741,296
Ensco International Ltd. ADR	12,300	550,794
Exterran Holdings, Inc. (a)	3,800	91,846
Helix Energy Solutions Group, Inc. (a)	7,700	100,331
Helmerich & Payne, Inc.	15,566	592,753
Nabors Industries Ltd. (a)	25,600	502,528
National Oilwell Varco, Inc.	13,028	528,676
Patterson-UTI Energy, Inc.	45,900	641,223
Pride International, Inc. (a)	5,611	168,947
Smith International, Inc.	18,197	779,196
Weatherford International Ltd. (a)	42,266	670,339
		5,367,929
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	1,000	49,890
Anadarko Petroleum Corp.	3,840	279,667
Arch Coal, Inc.	13,199	301,597
Cabot Oil & Gas Corp.	17,400	640,320
Canadian Natural Resources Ltd.	6,500	481,147
Chesapeake Energy Corp.	15,500	366,420
Compton Petroleum Corp. (a)	29,400	27,214
EOG Resources, Inc.	3,934	365,626
EXCO Resources, Inc.	24,800	455,824
Frontier Oil Corp.	5,000	67,500
Holly Corp.	1,800	50,238
Iteration Energy Ltd. (a)	29,400	40,532
Marathon Oil Corp.	24,372	771,130
PetroBakken Energy Ltd. Class A	1,800	47,007
Petrohawk Energy Corp. (a)	25,500	517,140
Plains Exploration & Production Co. (a)	4,800	143,952
Range Resources Corp.	11,800	553,066
Reliance Industries Ltd.	1,329	31,846
SandRidge Energy, Inc. (a)	11,500	88,550
Southwestern Energy Co. (a)	17,300	704,456
Suncor Energy, Inc.	18,200	591,970
Ultra Petroleum Corp. (a)	14,300	666,809
		7,241,901
TOTAL ENERGY		12,609,830
FINANCIALS - 26.3%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	24,575	758,876
Invesco Ltd.	10,700	234,437

	Shares	Value
Morgan Stanley	13,560	$ 397,172
Northern Trust Corp.	2,600	143,676
Och-Ziff Capital Management Group LLC Class A	11,357	181,712
TD Ameritrade Holding Corp. (a)	37,500	714,750
		2,430,623
Commercial Banks - 10.0%
Aozora Bank Ltd. (a)	13,000	18,392
Associated Banc-Corp.	21,651	298,784
Banco Santander (Brasil) SA ADR	4,700	58,421
BB&T Corp.	7,800	252,642
Boston Private Financial Holdings, Inc.	9,063	66,794
CapitalSource, Inc.	56,600	316,394
Comerica, Inc.	29,700	1,129,788
Fifth Third Bancorp	83,600	1,136,124
Huntington Bancshares, Inc.	149,911	805,022
KeyCorp	123,416	956,474
Marshall & Ilsley Corp.	48,759	392,510
Mitsubishi UFJ Financial Group, Inc.	21,800	114,262
PNC Financial Services Group, Inc.	36,290	2,166,514
Regions Financial Corp.	94,120	738,842
SunTrust Banks, Inc.	30,300	811,737
SVB Financial Group (a)	2,442	113,944
TCF Financial Corp.	27,000	430,380
U.S. Bancorp, Delaware	39,500	1,022,260
Umpqua Holdings Corp.	16,700	221,442
Wells Fargo & Co.	60,395	1,879,492
Wilmington Trust Corp., Delaware (c)	41,858	693,587
Zions Bancorp	22,204	484,491
		14,108,296
Consumer Finance - 1.6%
American Express Co.	18,877	778,865
Capital One Financial Corp.	18,003	745,504
Discover Financial Services	45,539	678,531
		2,202,900
Diversified Financial Services - 2.7%
Bank of America Corp.	85,410	1,524,569
JPMorgan Chase & Co.	38,886	1,740,149
Moody's Corp.	16,367	486,918
		3,751,636
Insurance - 4.4%
Aon Corp.	4,300	183,653
Arthur J. Gallagher & Co.	9,333	229,125
Assured Guaranty Ltd.	5,400	118,638
Delphi Financial Group, Inc. Class A	5,850	147,186
Everest Re Group Ltd.	7,167	580,025
Lincoln National Corp.	22,568	692,838
Loews Corp.	17,286	644,422
Marsh & McLennan Companies, Inc.	41,900	1,023,198
MBIA, Inc. (a)	33,100	207,537
MetLife, Inc.	3,600	156,024
PartnerRe Ltd.	7,400	589,928
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	300	$ 4,500
Reinsurance Group of America, Inc.	2,400	126,048
StanCorp Financial Group, Inc.	7,300	347,699
The First American Corp.	7,228	244,596
Unum Group	30,820	763,411
Willis Group Holdings PLC	2,400	75,096
XL Capital Ltd. Class A	6,000	113,400
		6,247,324
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	4,000	270,400
CBL & Associates Properties, Inc.	5,900	80,830
Corporate Office Properties Trust (SBI)	6,688	268,389
Digital Realty Trust, Inc. (c)	3,708	200,974
Duke Realty LP	18,100	224,440
Education Realty Trust, Inc.	3,500	20,090
First Industrial Realty Trust, Inc. (a)	5,200	40,352
Franklin Street Properties Corp.	34,072	491,659
HCP, Inc.	3,400	112,200
Host Hotels & Resorts, Inc.	5,600	82,040
ProLogis Trust	54,491	719,281
Public Storage	8,300	763,517
Segro PLC	26,750	129,766
Simon Property Group, Inc.	10,083	845,964
SL Green Realty Corp.	3,605	206,458
The Macerich Co. (c)	4,163	159,485
U-Store-It Trust	3,000	21,600
Ventas, Inc.	14,800	702,704
Vornado Realty Trust	5,407	409,310
		5,749,459
Real Estate Management & Development - 1.5%
Allgreen Properties Ltd.	48,000	40,834
Avatar Holdings, Inc. (a)	1,500	32,610
Brookfield Properties Corp.	20,800	320,551
CB Richard Ellis Group, Inc. Class A (a)	69,022	1,093,999
Forest City Enterprises, Inc. Class A (a)(c)	37,813	544,885
The St. Joe Co. (a)	1,700	54,995
Unite Group PLC (a)	17,300	67,774
		2,155,648
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	26,900	444,926
TOTAL FINANCIALS		37,090,812
HEALTH CARE - 4.9%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (a)	1,100	38,401
Biogen Idec, Inc. (a)	6,200	355,632
BioMarin Pharmaceutical, Inc. (a)	1,500	35,055
Cephalon, Inc. (a)	3,881	263,054

	Shares	Value
Clinical Data, Inc. (a)	5,321	$ 103,227
Dendreon Corp. (a)	2,000	72,940
Genzyme Corp. (a)	700	36,281
Neurocrine Biosciences, Inc. (a)	12,010	30,626
OREXIGEN Therapeutics, Inc. (a)	7,300	42,997
		978,213
Health Care Equipment & Supplies - 1.2%
C. R. Bard, Inc.	5,100	441,762
Covidien PLC	5,300	266,484
ev3, Inc. (a)	14,686	232,920
Hologic, Inc. (a)	5,600	103,824
Orthofix International NV (a)	3,475	126,421
St. Jude Medical, Inc. (a)	5,500	225,775
Stryker Corp.	1,200	68,664
Wright Medical Group, Inc. (a)	10,024	178,126
		1,643,976
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc. (a)	22,647	471,737
CIGNA Corp.	10,700	391,406
Henry Schein, Inc. (a)	13,298	783,252
Humana, Inc. (a)	8,363	391,138
McKesson Corp.	7,591	498,881
Quest Diagnostics, Inc.	5,400	314,766
Team Health Holdings, Inc.	6,100	102,480
Universal Health Services, Inc. Class B	17,584	617,023
VCA Antech, Inc. (a)	7,931	222,306
		3,792,989
Pharmaceuticals - 0.3%
Cadence Pharmaceuticals, Inc. (a)	6,647	60,687
King Pharmaceuticals, Inc. (a)	36,000	423,360
		484,047
TOTAL HEALTH CARE		6,899,225
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	2,900	88,305
DigitalGlobe, Inc.	6,900	192,855
Esterline Technologies Corp. (a)	7,758	383,478
Goodrich Corp.	1,100	77,572
Heico Corp. Class A	12,977	514,927
Precision Castparts Corp.	7,000	886,970
Raytheon Co.	5,580	318,730
		2,462,837
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,600	425,106
Airlines - 0.7%
Alaska Air Group, Inc. (a)	1,200	49,476
Delta Air Lines, Inc. (a)	35,400	516,486
Hawaiian Holdings, Inc. (a)	4,984	36,732
Southwest Airlines Co.	30,841	407,718
		1,010,412
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.4%
Armstrong World Industries, Inc. (a)	1,684	$ 61,146
Masco Corp.	88,100	1,367,312
Owens Corning (a)	22,375	569,220
		1,997,678
Commercial Services & Supplies - 2.5%
ACCO Brands Corp. (a)	45,521	348,691
Avery Dennison Corp.	4,300	156,563
Cintas Corp.	8,600	241,574
Clean Harbors, Inc. (a)	8,100	450,036
Consolidated Graphics, Inc. (a)	7,744	320,679
Corrections Corp. of America (a)	7,500	148,950
R.R. Donnelley & Sons Co.	12,917	275,778
Republic Services, Inc.	41,790	1,212,746
The Brink's Co.	13,500	381,105
		3,536,122
Construction & Engineering - 1.0%
Aveng Ltd.	6,650	34,328
Dycom Industries, Inc. (a)	20,545	180,180
Fluor Corp.	6,500	302,315
Granite Construction, Inc.	5,423	163,883
Jacobs Engineering Group, Inc. (a)	7,001	316,375
KBR, Inc.	15,602	345,740
MasTec, Inc. (a)	9,243	116,554
		1,459,375
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8,200	346,122
Baldor Electric Co.	3,600	134,640
Regal-Beloit Corp.	4,100	243,581
SunPower Corp. Class B (a)	9,774	163,617
Zumtobel AG (a)	7,373	148,385
		1,036,345
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	7,600	289,560
Rheinmetall AG	1,002	71,771
		361,331
Machinery - 2.7%
AGCO Corp. (a)	5,000	179,350
Albany International Corp. Class A	13,065	281,289
Crane Co.	4,100	145,550
Cummins, Inc.	17,381	1,076,753
Deere & Co.	2,300	136,758
Eaton Corp.	7,000	530,390
Ingersoll-Rand Co. Ltd.	13,000	453,310
Kennametal, Inc.	13,100	368,372
Navistar International Corp. (a)	12,500	559,125
Robbins & Myers, Inc.	1,000	23,820
		3,754,717

	Shares	Value
Professional Services - 0.9%
Equifax, Inc.	6,100	$ 218,380
Experian PLC	22,172	218,245
IHS, Inc. Class A (a)	2,750	147,043
Manpower, Inc.	12,008	685,897
Robert Half International, Inc.	2,000	60,860
		1,330,425
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	7,300	83,950
Canadian National Railway Co.	4,500	273,146
Con-way, Inc.	16,103	565,537
CSX Corp.	14,400	732,960
Hertz Global Holdings, Inc. (a)	12,000	119,880
Ryder System, Inc.	9,901	383,763
Union Pacific Corp.	9,700	711,010
		2,870,246
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	3,400	118,014
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC (a)	25,861	357,399
TOTAL INDUSTRIALS		20,720,007
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.6%
CommScope, Inc. (a)	8,300	232,566
Motorola, Inc. (a)	87,800	616,356
		848,922
Computers & Peripherals - 1.1%
NCR Corp. (a)	70,998	979,772
Seagate Technology (a)	20,900	381,634
Western Digital Corp. (a)	5,300	206,647
		1,568,053
Electronic Equipment & Components - 4.7%
Agilent Technologies, Inc. (a)	51,549	1,772,770
Arrow Electronics, Inc. (a)	8,166	246,042
Avnet, Inc. (a)	59,434	1,783,020
Flextronics International Ltd. (a)	142,900	1,120,336
Itron, Inc. (a)	1,573	114,153
Keyence Corp.	700	167,598
Tyco Electronics Ltd.	49,800	1,368,504
		6,572,423
Internet Software & Services - 0.8%
Monster Worldwide, Inc. (a)	26,541	440,846
VeriSign, Inc. (a)	24,912	647,961
		1,088,807
IT Services - 1.0%
Accenture PLC Class A	4,250	178,288
Fidelity National Information Services, Inc.	11,024	258,403
Fiserv, Inc. (a)	3,500	177,660
Hewitt Associates, Inc. Class A (a)	13,717	545,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	5,526	$ 93,721
Visa, Inc. Class A	2,564	233,401
		1,487,135
Office Electronics - 1.0%
Xerox Corp.	141,778	1,382,336
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	44,300	597,164
ASM International NV (NASDAQ) (a)	3,786	101,806
ASML Holding NV (NY Shares)	9,044	320,158
Avago Technologies Ltd.	7,400	152,144
Fairchild Semiconductor International, Inc. (a)	109,800	1,169,370
KLA-Tencor Corp.	5,100	157,692
Lam Research Corp. (a)	3,400	126,888
Maxim Integrated Products, Inc.	8,100	157,059
Micron Technology, Inc. (a)	69,654	723,705
MKS Instruments, Inc. (a)	10,105	197,957
Standard Microsystems Corp. (a)	14,654	341,145
		4,045,088
Software - 0.2%
BMC Software, Inc. (a)	4,300	163,400
Nuance Communications, Inc. (a)	4,400	73,216
Ultimate Software Group, Inc. (a)	3,660	120,597
		357,213
TOTAL INFORMATION TECHNOLOGY		17,349,977
MATERIALS - 7.5%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	3,400	251,430
Albemarle Corp.	27,326	1,164,907
Ashland, Inc.	3,500	184,695
Calgon Carbon Corp. (a)(c)	8,943	153,104
Celanese Corp. Class A	12,200	388,570
Clariant AG (Reg.) (a)	22,440	285,422
Cytec Industries, Inc.	2,440	114,046
FMC Corp.	7,948	481,172
Solutia, Inc. (a)	43,991	708,695
Symrise AG	900	21,432
Tokyo Ohka Kogyo Co. Ltd.	2,600	48,305
W.R. Grace & Co. (a)	21,555	598,367
		4,400,145
Construction Materials - 0.6%
HeidelbergCement AG	7,194	401,309
Texas Industries, Inc.	4,300	146,931
Vulcan Materials Co. (c)	5,556	262,465
		810,705
Containers & Packaging - 1.6%
Ball Corp.	9,500	507,110

	Shares	Value
Owens-Illinois, Inc. (a)	39,212	$ 1,393,594
Pactiv Corp. (a)	2,900	73,022
Rexam PLC	55,014	244,580
		2,218,306
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	2,300	128,510
AngloGold Ashanti Ltd. sponsored ADR	5,600	212,520
Barrick Gold Corp.	6,200	237,926
Commercial Metals Co.	10,558	159,003
Goldcorp, Inc.	1,900	71,004
IAMGOLD Corp.	3,100	41,211
Lihir Gold Ltd.	85,839	238,661
Newcrest Mining Ltd.	12,250	368,916
Newmont Mining Corp.	7,714	392,874
Randgold Resources Ltd. sponsored ADR	5,234	402,128
		2,252,753
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	18,745	848,586
TOTAL MATERIALS		10,530,495
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Iliad Group SA	1,179	121,585
Qwest Communications International, Inc.	68,866	359,481
TalkTalk Telecom Group PLC (a)	1,700	3,329
		484,395
Wireless Telecommunication Services - 0.4%
SOFTBANK CORP.	1,700	41,947
Sprint Nextel Corp. (a)	136,730	519,574
		561,521
TOTAL TELECOMMUNICATION SERVICES		1,045,916
UTILITIES - 6.4%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	27,321	628,383
American Electric Power Co., Inc.	26,029	889,671
Entergy Corp.	14,100	1,147,035
FirstEnergy Corp.	24,100	942,069
Pinnacle West Capital Corp.	22,544	850,585
		4,457,743
Gas Utilities - 0.1%
Energen Corp.	4,400	204,732
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	66,400	730,400
Calpine Corp. (a)	8,908	105,916
Constellation Energy Group, Inc.	19,700	691,667
NRG Energy, Inc. (a)	11,934	249,421
		1,777,404
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.8%
Alliant Energy Corp.	7,200	$ 239,472
CMS Energy Corp.	15,800	244,268
DTE Energy Co.	8,100	361,260
PG&E Corp.	18,870	800,465
Sempra Energy	19,000	948,100
		2,593,565
TOTAL UTILITIES		9,033,444
TOTAL COMMON STOCKS (Cost $133,056,596)		138,326,207
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00% (Cost $81,400)	1,628	51,298
Convertible Bonds - 0.3%
	Principal Amount
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	$ 182,000	186,550
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	50,000	47,615
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	64,650

	Principal Amount	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	$ 50,000	$ 62,820
TOTAL CONVERTIBLE BONDS (Cost $179,715)		361,635
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.19% (e)	1,994,730	1,994,730
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	1,733,200	1,733,200
TOTAL MONEY MARKET FUNDS (Cost $3,727,930)		3,727,930
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $137,045,641)	142,467,070
NET OTHER ASSETS - (1.1)%	(1,484,298)
NET ASSETS - 100%	$ 140,982,772
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,550 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 783
Fidelity Securities Lending Cash Central Fund	4,512
Total	$ 5,295
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,033,862	$ 16,887,728	$ 146,134	$ -
Consumer Staples	6,012,639	6,012,639	-	-
Energy	12,609,830	12,609,830	-	-
Financials	37,142,110	36,953,658	188,452	-
Health Care	6,899,225	6,899,225	-	-
Industrials	20,720,007	20,720,007	-	-
Information Technology	17,349,977	17,182,379	167,598	-
Materials	10,530,495	10,482,190	48,305	-
Telecommunication Services	1,045,916	1,003,969	41,947	-
Utilities	9,033,444	9,033,444	-	-
Corporate Bonds	361,635	-	361,635	-
Money Market Funds	3,727,930	3,727,930	-	-
Total Investments in Securities:	$ 142,467,070	$ 141,512,999	$ 954,071	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $137,962,580. Net unrealized appreciation aggregated $4,504,490, of which $24,130,942 related to appreciated investment securities and $19,626,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010